Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Available for sale fixed maturities and equity securities
Available for sale fixed maturities at December 31 consisted of the following (in millions):

	2018					2017
	Amortized Cost	Gross Unrealized		Net Unrealized	Fair Value	Amortized Cost	Gross Unrealized		Net Unrealized	Fair Value
		Gains	Losses				Gains	Losses
Fixed maturities:
U.S. Government and government agencies	$41	$1	$(3)	$(2)	$39	$48	$1	$(3)	$(2)	$46
States, municipalities and political subdivisions	4,195	130	(28)	102	4,297	4,147	190	(12)	178	4,325
Foreign government	11	2	—	2	13	11	2	—	2	13
Residential MBS	1,749	203	(4)	199	1,948	2,040	259	(2)	257	2,297
Commercial MBS	822	16	(2)	14	836	835	33	—	33	868
Asset-backed securities	7,507	122	(76)	46	7,553	6,120	130	(13)	117	6,237
Corporate and other	19,699	158	(411)	(253)	19,446	16,857	614	(34)	580	17,437
Total fixed maturities	$34,024	$632	$(524)	$108	$34,132	$30,058	$1,229	$(64)	$1,165	$31,223

Equity securities reported at fair value
Equity securities reported at fair value consisted of the following at December 31, 2018 (in millions):

			Fair Value
			over (under)
	Actual Cost	Fair Value	Cost
Common stocks	$562	$518	$(44)
Perpetual preferred stocks	236	225	(11)
Total equity securities carried at fair value	$798	$743	$(55)

Available for sale securities in a continuous unrealized loss position
The following tables show gross unrealized losses (dollars in millions) on available for sale fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at the following balance sheet dates.

	Less Than Twelve Months			Twelve Months or More
	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
December 31, 2018
Fixed maturities:
U.S. Government and government agencies	$—	$1	100%	$(3)	$11	79%
States, municipalities and political subdivisions	(12)	773	98%	(16)	471	97%
Residential MBS	(3)	203	99%	(1)	32	97%
Commercial MBS	(1)	117	99%	(1)	30	97%
Asset-backed securities	(60)	4,038	99%	(16)	440	96%
Corporate and other	(294)	9,616	97%	(117)	1,761	94%
Total fixed maturities	$(370)	$14,748	98%	$(154)	$2,745	95%

December 31, 2017
Fixed maturities:
U.S. Government and government agencies	$—	$4	100%	$(3)	$10	77%
States, municipalities and political subdivisions	(4)	396	99%	(8)	273	97%
Residential MBS	—	29	100%	(2)	33	94%
Commercial MBS	—	65	100%	—	—	—%
Asset-backed securities	(6)	876	99%	(7)	217	97%
Corporate and other	(18)	1,745	99%	(16)	524	97%
Total fixed maturities	$(28)	$3,115	99%	$(36)	$1,057	97%

Equity securities:
Common stocks	$(10)	$58	85%	$—	$—	—%
Perpetual preferred stocks	—	53	100%	—	10	100%
Total equity securities	$(10)	$111	92%	$—	$10	100%

Roll forward of cumulative credit portion of other-than-temporary impairments on fixed maturity securities
A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in millions):

	2018	2017	2016

Balance at January 1	$99	$104	$110
Additional credit impairments on:
Previously impaired securities	—	1	1
Securities without prior impairments	1	2	—
Reductions due to sales or redemptions	(3)	(8)	(7)
Balance at December 31	$97	$99	$104

Available for sale fixed maturity securities by contractual maturity date
The table below sets forth the scheduled maturities of available for sale fixed maturities (dollars in millions). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	December 31, 2018
	Amortized	Fair Value
	Cost	Amount	%

Maturity
One year or less	$868	$875	3%
After one year through five years	6,055	6,099	18%
After five years through ten years	13,246	13,057	38%
After ten years	3,777	3,764	11%
	23,946	23,795	70%
ABS (average life of approximately 5 years)	7,507	7,553	22%
MBS (average life of approximately 4.5 years)	2,571	2,784	8%
Total	$34,024	$34,132	100%

Net investment income earned and investment expenses incurred
The following table shows (in millions) investment income earned and investment expenses incurred:

	2018	2017	2016
Investment income:
Fixed maturities	$1,450	$1,342	$1,248
Equity securities:
Dividends	30	21	24
Change in fair value (*)	13	—	—
Equity in earnings of partnerships and similar investments	96	37	22
Mortgage loans	45	46	47
Policy loans	10	11	11
Real estate and other	26	31	34
Gross investment income	1,670	1,488	1,386
Investment expenses	(13)	(10)	(10)
Net investment income	$1,657	$1,478	$1,376

(*)
As discussed in Note A — “Accounting Policies — Investments,” GALIC adopted guidance in January 2018 that requires all equity securities other than those accounted for under the equity method to be reported at fair value with holding gains and losses recognized in net earnings. Although the change in the fair value of the majority of GALIC’s equity securities is recorded in realized gains (losses) on securities, GALIC records holding gains and losses in net investment income on equity securities classified as “trading” under the previous guidance and on a small portfolio of limited partnership and similar investments that do not qualify for the equity method of accounting.

Real estate and other investments included on the Balance Sheet
Realized gains (losses) and changes in unrealized appreciation (depreciation) included in AOCI related to fixed maturity and equity security investments are summarized as follows (in millions):

	2018				2017
	Realized gains (losses)				Realized gains (losses)
	Before Impairments	Impairments	Total	Change in Unrealized	Before Impairments	Impairments	Total	Change in Unrealized
Fixed maturities	$5	$(21)	$(16)	$(1,057)	$15	$(14)	$1	$455
Equity securities	(107)	—	(107)	—	12	(27)	(15)	66
Mortgage loans and other investments	—	—	—	—	(8)	(2)	(10)	—
Other (*)	11	7	18	502	(3)	14	11	(219)
Total pretax	(91)	(14)	(105)	(555)	16	(29)	(13)	302
Tax effects:
Reclassify impact of U.S. corporate tax rate change	—	—	—	—	—	—	—	101
Other	19	3	22	117	(6)	10	4	(106)
Total tax effects	19	3	22	117	(6)	10	4	(5)
Net of tax	$(72)	$(11)	$(83)	$(438)	$10	$(19)	$(9)	$297

	2016
	Realized gains (losses)
	Before Impairments	Impairments	Total	Change in Unrealized
Fixed maturities	$32	$(25)	$7	$127
Equity securities	17	(41)	(24)	51
Mortgage loans and other investments	—	—	—	—
Other (*)	(7)	15	8	(52)
Total pretax	42	(51)	(9)	126
Tax effects	(15)	18	3	(44)
Net of tax	$27	$(33)	$(6)	$82

(*)	Primarily adjustments to deferred policy acquisition costs and reserves related to the annuity business.

Holding gains (losses) on equity securities still held
GALIC recorded net holding gains (losses) on equity securities during 2018 on securities that were still owned at December 31, 2018 as follows (in millions):

2018
Included in realized gains (losses)	$(110)
Included in net investment income	13
$(97)

Gross realized gains and losses on available for sale fixed maturity and equity security investments
Gross realized gains and losses (excluding impairment write-downs and mark-to-market of derivatives) on available for sale fixed maturity investment transactions consisted of the following (in millions):

	2018	2017	2016
Fixed maturities:
Gross gains	$17	$37	$45
Gross losses	(12)	(19)	(6)

During 2017 and 2016, GALIC recorded gross gains of $23 million and $19 million and gross losses of $11 million and $2 million, respectively, on available for sale equity securities.